Cash and Cash Equivalents, Trust Account (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jun. 23, 2016
Cash and Cash Equivalents [Abstract]
Number of US treasury bills units in held-to-maturity investments (in units)	151,903,000
Cash	$ 447,616	$ 1,823,321
Cash and cash equivalents	$ 152,550,016	$ 153,590,747	$ 0